Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 31, 2022	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Organization and principal activities [Line Items]
Adjusted retrospectively as addition paid-in capital (in Dollars)	$ 3		$ (2,214)
Shanghai Feiyous [Member]
Organization and principal activities [Line Items]
Equity interest		50.97%
Maximum [Member]
Organization and principal activities [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00005
Maximum [Member] | Shanghai Feiyous [Member]
Organization and principal activities [Line Items]
Equity interest		55.34%
Minimum [Member]
Organization and principal activities [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Minimum [Member] | Shanghai Feiyous [Member]
Organization and principal activities [Line Items]
Equity interest		47.92%
Class A Ordinary Shares [Member]
Organization and principal activities [Line Items]
Converted shares (in Shares)		31,971,435
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Class B Ordinary Shares [Member]
Organization and principal activities [Line Items]
Converted shares (in Shares)		49,628,565
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001